SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 9                   [X]
                             (File No. 33-62457)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 16                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


May 1, 2003

American Express
Succession Select(SM)
Variable Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

Issued by:           IDS Life Insurance Company (IDS Life)
                     70100 AXP Financial Center
                     Minneapolis, MN 55474
                     Telephone: (800) 862-7919
                     Web site address: americanexpress.com


                     IDS Life Variable Life Separate Account


This prospectus contains information about the life insurance policy that you should know before investing in American Express Variable Succession Select Life Insurance(SM) (SUCS).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:


     o    A fixed account to which we credit interest.

     o    Subaccounts that invest in underlying funds.


Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


Please note that your investments in a policy and its underlying funds:

     o    Are NOT deposits or obligations of a bank or financial institution;

     o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

     o Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Policy Benefits and Risks
    Policy Benefits
    Policy Risks
    Fund Risks

Fee Tables
    Transaction Fees
    Charges Other Than Fund Operating Expenses

Subaccounts
    Annual Operating Expenses of the Funds

Loads, Fees and Charges
    Premium Expense Charge
    Monthly Deduction
    Surrender Charge
    Partial Surrender Charge
    Mortality and Expense Risk Charge
    Transfer Charge
    Annual Operating Expenses of the Funds
    Effect of Loads, Fees and Charges
    Other Information on Charges


IDS Life


The Variable Account

The Funds
    Relationship Between Funds and Subaccounts
    Substitution of Investments
    Voting Rights

The Fixed Account

Purchasing Your Policy
    Application
    Premiums


Policy Value Credits

Policy Value
    Fixed Account
    Subaccounts

Keeping The Policy in Force
    Minimum Initial Premium Period
    Death Benefit Guarantees
    Grace Period
    Reinstatement
    Exchange Right


Proceeds Payable Upon Death
    Change in Death Benefit Option
    Changes in Specified Amount
    Misstatement of Age or Sex
    Suicide
    Beneficiary

Transfers Between the Fixed Account and Subaccounts
    Restrictions on Transfers
    Fixed Account Transfer Policies
    Minimum Transfer Amounts
    Maximum Transfer Amounts
    Maximum Number of Transfers Per Year
    Automated Transfers
    Automated Dollar-Cost Averaging
    Asset Rebalancing

Policy Loans
    Minimum Loan Amounts
    Maximum Loan Amounts
    Allocation of Loans to Accounts
    Repayments
    Overdue Interest
    Effect of Policy Loans

Policy Surrenders
    Total Surrenders
    Partial Surrenders

Two Ways to Request a Transfer, Loan or Surrender


Payment of Policy Proceeds
    Payment Options
    Deferral of Payments
    Federal Taxes


IDS Life's Tax Status
    Taxation of Policy Proceeds
    Modified Endowment Contracts
    Other Tax Considerations

Legal Proceedings


Policy Illustrations
    Understanding the Illustrations

Key Terms

Financial Statements

Policy Benefits and Risks


This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS
----------------------- --------------------------------------- -------------------------------------------------------------
POLICY BENEFIT          WHAT IT MEANS                           HOW IT WORKS
----------------------- --------------------------------------- -------------------------------------------------------------
Death Benefit           We will pay a benefit to the            The relationship between the policy value and the death
                        beneficiary of the policy when the      benefit depends on which of two death benefit options you
                        both insureds have died. Before the     choose:
                        insured's attained insurance age 100,
                        your policy's death benefit on the      o  Option 1(level amount): The death benefit on the date of
                        last surviving insured's death can         the last surviving insured's death is the greater of the
                        never be less than the specified           specified amount or a percentage of policy value.
                        amount unless you change that amount
                        or your policy has outstanding          o  Option 2 (variable amount): The death benefit on the
                        indebtedness.                              date of the last surviving insured's death is the
                                                                   greater of the specified amount plus the policy value,
                                                                   or a percentage of policy value.

                                                                You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                policy charges.

                                                                On or after the youngest insured's attained insurance age
                                                                   100, the death benefit of the last surviving insured
                                                                   will be the greater of:

                                                                o        the policy value on the date of death of the last
                                                                         surviving insured minus any indebtedness on the
                                                                         date of the death of the last surviving insured; or

                                                                o        the policy value of the youngest insured's age 100
                                                                         minus any indebtedness on the date of the last
                                                                         surviving insured's death.

----------------------- --------------------------------------- -------------------------------------------------------------
Optional Insurance      You may add optional benefits to your   Available riders you may add:
Benefits                policy at an additional cost, in the
                        form of riders (if you meet certain     o    Four-Year Term Insurance Rider (FYT):  FYT
                        requirements). The amounts of these          provides a specifed amount of term insurance. The FYT
                        benefits do not vary with investment         death benefit is paid if both insureds die during the
                        experience of the variable account.          first four policy years.
                        Certain restrictions apply and are
                        clearly described in the applicable     o    Policy Split Option Rider (PSO): PSO permits a
                        rider.                                       policy to be split into two individual permanent plans
                                                                     of life insurance then offered by us for exchange, one
                                                                     on the life of each insured, upon the occurrence of a
                                                                     divorce of the insureds or certain changes in federal
                                                                     estate tax law. (See "Federal Taxes")

                                                                o    Survivor Term Insurance Rider (STR): STR provides
                                                                     a level, term death benefit payable upon the death of
                                                                     the last surviving insured before the youngest
                                                                     insured's attained insurance age 100.
----------------------- --------------------------------------- -------------------------------------------------------------


----------------------- --------------------------------------- -------------------------------------------------------------
Minimum Initial         Your policy will not lapse (end         Minimum Initial Premium Period:  A period of time during
Guarantee Period and    without value) if the Minimum Initial   the early years of the policy when you may choose to pay
Death Benefit           Premium Period or an DBG is in          the minimum initial premium as long as the policy value
Guarantees (DBG)        effect, even if the cash surrender      minus indebtedness equals or exceeds the monthly deduction.
                        value is less than the amount needed
                        to pay the monthly deduction.           Death Benefit Guarantees:  Each policy has the following
                                                                two DBG options which remain in effect if you meet certain premium requirements and indebtedness does not exceed the
                                                                policy value minus surrender charges:

                                                                o  Death Benefit Guarantee To Age 85 (DBG-85) guarantees
                                                                   the policy will not lapse before the youngest insured's
                                                                   attained insurance age 85 (or 15 policy years, if later).

                                                                o  Death Benefit Guarantee To Age 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's
                                                                   attained insurance age 100.

                                                                The DBG-85 and DBG-100 are not available in Massachuessetts and Texas.
----------------------- --------------------------------------- -------------------------------------------------------------
Flexible Premiums       You choose when to pay premiums and     When you apply for your policy, you state how much you
                        how much premium to pay.                intend to pay and whether you will pay quarterly,
                                                                semiannually or annually. You may also make additional,
                                                                unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest
                                                                insured's attained insurance age 100. We may refuse
                                                                premiums in order to comply with the Code. Although you
                                                                have flexibility in paying premiums, the amount and
                                                                frequency of your payments will affect the policy value,
                                                                cash surrender value and the length of time your policy
                                                                will remain in force as well as affect whether an DBG
                                                                remains in effect.
----------------------- --------------------------------------- -------------------------------------------------------------
Policy Value Credits    You may receive a credit to your        If you have met certain premium requirements, we currently
                        policy value beginning in the 2nd       credit the policy value on a pro rata basis with an amount
                        policy year.                            equal on an annual basis to 0.15% of the policy value.  We reserve the right to change the credit percentage.  No
                                                                minimum credit is guaranteed.  We reserve the right to
                                                                calculate and apply the policy value credit on a monthly,
                                                                quarterly, semi-annual or annual basis as we determine.
----------------------- --------------------------------------- -------------------------------------------------------------

----------------------- --------------------------------------- -------------------------------------------------------------
Right to Examine Your   You may return your policy for any      You may mail or deliver the policy to our home office or to
Policy ("Free Look")    reason and receive a full refund of     your financial advisor with a written request for
                        all premiums paid.                      cancellation by the 20th day after you receive it. On the
                                                                date your request is postmarked or received, the policy
                                                                will immediately be considered void from the start.

                                                                Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                                honored if received at our home office within 30 days from the latest of the following dates:

                                                                    o    The date we mail the policy from our office

                                                                    o    The policy date (only if the policy is issued in
                                                                         force)

                                                                    o    The date your sales representative delivers the
                                                                         policy to you as evidenced by our policy delivery
                                                                         receipt, which you must sign and date.

                                                                We reserve the right to change or discontinue this
                                                                administrative practice at any time.
----------------------- --------------------------------------- -------------------------------------------------------------
Exchange Right          For two years after the policy is       Because the policy itself offers a fixed return option, all
                        issued, you can exchange it for one     you need to do is transfer all of the policy value in the
                        that provides benefits that do not      subaccounts to the fixed account. This exchange does not
                        vary with the investment return of      require our underwriting approval. We do not issue a new
                        the subaccounts.                        policy.  State restrictions may apply.
----------------------- --------------------------------------- -------------------------------------------------------------
Investment Choices      You may direct your net premiums or     o    Under the Variable Account your policy's value may
                        transfer your policy's value to:             increase or decrease daily, depending on the
                                                                     investment return.  No minimum amount is guaranteed.
                        o    The Variable Account which
                             consists of subaccounts, each of   o    The Fixed Account earns interest rates that we
                             which invests in a fund with a          adjust periodically. This rate will never be lower
                             particular investment objective;        than 4%.
                             or

                        o    The Fixed Account, which is
                             our general investment account.
----------------------- --------------------------------------- -------------------------------------------------------------
Surrenders              You may cancel the policy while it is   The cash surrender value is the policy value minus
                        in force and receive its cash           indebtedness minus any applicable surrender charges.
                        surrender value or take a partial       Partial surrenders are available within certain limits for
                        surrender out of your policy.           a fee.
----------------------- --------------------------------------- -------------------------------------------------------------
Loans                   You may borrow against your policy's    Your policy secures the loan.
                        cash surrender value.
----------------------- --------------------------------------- -------------------------------------------------------------
Transfers               You may transfer your policy's value.   You may, at no charge, transfer policy value from one
                                                                subaccount to another or between subaccounts and the fixed account. Certain restrictions may apply to transfers. You
                                                                can also arrange for automated transfers among the fixed
                                                                account and subaccounts.
----------------------- --------------------------------------- -------------------------------------------------------------

POLICY RISKS
--------------------------- ----------------------------------- -------------------------------------------------------------
POLICY RISK                 WHAT IT MEANS                       WHAT CAN HAPPEN
--------------------------- ----------------------------------- -------------------------------------------------------------
Investment Risk             You direct your net premiums or     o    You can lose cash values due to adverse investment
                            transfer your policy's value to a        experience. No minimum amount is guaranteed under the
                            subaccount that drops in value.          subaccounts of the variable account.

                                                                o    Your death benefit under Option 2 may be lower due
                                                                     to adverse investment experience.

                                                                o    Your policy could lapse due to adverse investment
                                                                     experience if neither the Minimum Initial Guarantee
                                                                     Period nor an DBG is in effect and you do not pay
                                                                     premium needed to maintain coverage.
                            You transfer your policy's value    o    The value of the subaccount from which you
                            between subaccounts.                     transferred could increase while the value of the
                                                                     subaccount to which you transferred could decrease.
--------------------------- ----------------------------------- -------------------------------------------------------------
Risk of Limited Policy      The policy is not suitable as a     o    If you are unable to afford the premiums needed to
Values in Early Years       short-term investment.                   keep the policy in force for a long period of time,
                                                                     your policy could lapse with no value.

                                                                o    Surrender charges apply to this policy for the
                            Your policy has little or no cash        first 15 policy years. Surrender charges can
                            surrender value in the early             significantly reduce policy value.  Poor investment
                            policy years.                            performance can also significantly reduce policy
                                                                     values. During early policy years the cash surrender
                                                                     value may be less than the premiums you pay for the
                                                                     policy.
                            Your ability to take partial
                            surrenders is limited.              o    You cannot take partial surrenders during the
                                                                     first policy year.
--------------------------- ----------------------------------- -------------------------------------------------------------
Lapse Risk                  You do not pay the premiums         o    We will not pay a death benefit if your policy
                            needed to maintain coverage.             lapses.

                            Your policy may lapse due to        o    Surrender charges affect the surrender value,
                            surrender charges.                       which is a measure we use to determine whether your
                                                                     contract will enter a grace period (and possibly
                                                                     lapse).  A partial surrender will reduce the policy
                                                                     value, death benefit and may terminate any DBGs.
                            You take a loan against your
                            policy.                             o    Taking a loan increases the risk that your policy
                                                                     will lapse, will have a permanent effect on the policy
                                                                     value, will reduce the death benefit and may terminate
                                                                     any of the DBG options.

                                                                o    Your policy could lapse due to adverse investment
                            Your policy can lapse due to poor        experience if neither the Minimum Initial Premium
                            investment performance.                  Period nor an DBG is in effect and you do not pay
                                                                     premium needed to maintain coverage
--------------------------- ----------------------------------- -------------------------------------------------------------

--------------------------- ----------------------------------- -------------------------------------------------------------
Exchange / Replacement      You drop another policy to buy      o    You may pay surrender charges on the policy you
Risk                        this one.                                drop.

                                                                o    This policy has surrender charges, which may
                                                                     extend beyond those in the policy you drop.

                                                                o    You will be subject to new incontestability and
                                                                     suicide periods.

                                                                o    You may be in a higher insurance risk-rating
                                                                     category now and you may pay higher premiums.

                                                                o    If you borrow from another policy to buy this one,
                                                                     the loan reduces the death benefit on the other
                                                                     policy.  If you fail to repay the loan and accrued
                            You use cash values or dividends         interest, you could lose the other coverage and you
                            from another policy to buy this          may be subject to income tax if the policy ends with a
                            one.                                     loan against it.

                                                                o    The exchange may have adverse tax consequences.
--------------------------- ----------------------------------- -------------------------------------------------------------
Tax Risk                    Congress may change current tax     o    You could lose any or all of the specific federal
                            law at any time.                         income tax attributes and benefits of a life insurance
                                                                     policy including tax-deferred accrual of cash values
                            The Internal Revenue Service             and income tax free death benefits.
                            (IRS) may change how it
                            interprets tax law.
                            The policy fails to qualify as      o    Increases in cash value are taxable as ordinary
                            life insurance for federal income        income.  Your beneficiary may have to pay income tax
                            tax purposes.                            on part of the death benefit.

                            Certain changes you make to the     o    Cash values taken from or assigned under a
                            policy may cause it to become a          modified endowment contract before the owner's age 59 1/2
                            "modified endowment contract" for        will be subject to a 10% penalty tax in most cases.
                            federal income tax purposes.
                            The IRS determines that you, not    o    You may be taxed on the income of each subaccount
                            the Variable Account, are the            to the extent of your investment.
                            owner of the fund shares held by
                            our Variable Account.               o    The tax-deferred accrual of cash values provided
                                                                     by the policy is unnecessary because tax deferral is
                            You buy this policy to fund a            provided by the tax-deferred retirement plan.
                            tax-deferred retirement plan.
--------------------------- ----------------------------------- -------------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives.



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer cash value between investment options.


TRANSACTION FEES
-------------------------- ----------------------------------- -----------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
-------------------------- ----------------------------------- -----------------------------------------------------
Premium Expense Charge     When you pay premium.               5% of each premium payment.
-------------------------- ----------------------------------- -----------------------------------------------------
Surrender Charge*          When you surrender your policy      Rate per $1,000 of the initial specified amount:
                           for its full cash surrender
                           value, or the policy lapses,        Minimum: $2.35 - Female, Standard Nonsmoker, Age 15;
                           during the first 15 policy years.   Male, Standard Nonsmoker, Age 90

                                                               Maximum: $35.77- Female, Standard Nonsmoker, Age 70;
                                                               Male, Standard Nonsmoker, Age 70

                                                               Representative Insured: $18.6949 - Female,
                                                               Preferred Nonsmoker, Age 55; Male, Standard
                                                               Nonsmoker, Age 55
-------------------------- ----------------------------------- -----------------------------------------------------
Partial Surrender Charge   When you surrender part of the      The lesser of:
                           value of your policy.
                                                               o    $25; or

                                                               o    2% of the amount surrendered.
-------------------------- ----------------------------------- -----------------------------------------------------
Transfer Charge            If we impose a limit of five        Maximum: Up to $25 per transfer in excess of five.
                           transfers per year by mail or
                           phone per policy year.              Current: No charge.
-------------------------- ----------------------------------- -----------------------------------------------------
Fees for express mail      When we pay policy proceeds by      o    $15 - United States
and wire transfers of      express mail or wire transfer.
loan payments and                                              o    $30 - International
surrenders
-------------------------- ----------------------------------- -----------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------- ----------------------------------- -----------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
-------------------------- ----------------------------------- -----------------------------------------------------
Cost of Insurance          Monthly.                            Monthly rate per $1,000 of net amount at risk:
Charges+
                                                               Minimum: $0.00006 - Female, Standard, Age 15;
                                                               Female, Standard, Age 15: Duration 1

                                                               Maximum: $83.33 - Male, Smoker, Age 85;
                                                               Male, Smoker, Age 90: Duration 15

                                                               Representative Insureds: $0.0044 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred,
                                                               Nonsmoker, Age 55: Duration 1
-------------------------- ----------------------------------- -----------------------------------------------------
Policy Fee                 Monthly.                            Maximum:

                                                                   o    $20 per month for first 10 policy years;
                                                                        and

                                                                   o    $7.50 per month for policy years 11+.

                                                               Current:

                                                                   o    $20 per month for the first 10 policy
                                                                        years.
-------------------------- ----------------------------------- -----------------------------------------------------
Administrative Charge+     Monthly.                            Monthly rate per $1,000 of initial specified amount:

                                                               Maximum:

                                                                   o    Years 1-10        $0.07

                                                                   o    Years 11+         $0.02

                                                               Representative Insured:

                                                               Current:

                                                                            Youngest Insured's Age
                                                               Per $1,000 of initial specified amount per month
                                                                              15-39           40-59            60+
                                                               Years 1-10      $.04            $.05            $.06
                                                               Years 11+      $0.00           $0.00           $0.00
-------------------------- ----------------------------------- -----------------------------------------------------
Mortality and Expense      Daily.                              Maxiumum:
Risk Charge
                                                                   o    0.90% of the average daily net asset value
                                                                        of the subaccounts for all policy years.

                                                               Current:

                                                                   o    0.90% of the average daily net asset value
                                                                        of the subaccounts for policy years 1-10;
                                                                        and

                                                                   o    0.45% of the average daily net asset value
                                                                        of the subaccounts for policy years 11+.
-------------------------- ----------------------------------- -----------------------------------------------------

-------------------------- ----------------------------------- -----------------------------------------------------
Interest Rate on Loans     Charged daily and due at the end    Maximum 6% per year.
                           of the policy year
                                                               Current:

                                                                  o    6% for policy years 1-10;

                                                                  o    4% for policy years 11+.


-------------------------- ----------------------------------- -----------------------------------------------------
Four-Year Term Insurance   Monthly.                            Monthly rate per $1,000 of the cost of insurance
Rider (FYT)+**                                                 amount:

                                                               Minimum: $0.00006 - Female, Standard, Age 15;
                                                               Female, Standard, Age 15: Duration 1

                                                               Maximum: $18.51- Male, Smoker, Age 90;
                                                               Male, Smoker, Age 85: Duration 4

                                                               Representative Insureds: $0.0044 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred
                                                               Nonsmoker, Age 55: Duration 1
-------------------------- ----------------------------------- -----------------------------------------------------
Policy Split Option        Monthly.                            Monthly rate is $.06 per $1,000 of the current base
Rider (PSO)                                                    policy specified amount plus the STR specified
                                                               amount:
-------------------------- ----------------------------------- -----------------------------------------------------
Survivor Term Rider        Monthly.                            Monthly rate per $1,000 of the cost of insurance
(STR) +***                                                     amount:

                                                               Minimum: $0.00006 - Female, Standard Nonsmoker, Age
                                                               15; Female, Standard Nonsmoker, Age 15; Duration 1

                                                               Maximum: $83.33 - Male, Smoker, Age 75;
                                                               Male, Smoker, Age 75; Duration 25

                                                               Representative Insureds: $0.0044 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred,
                                                               Nonsmoker, Age 55; Duration 1
-------------------------- ----------------------------------- -----------------------------------------------------

  + This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

 ** This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

*** The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.


ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

------------------------------------------- ------------------- ----------------
Total Annual Fund Operating Expenses              MINIMUM            MAXIMUM
(including management fees, distribution
and/or service (12b-1) fees and other
expenses):
------------------------------------------- ------------------- ----------------
Before fee waivers and/or expense
reimbursements
------------------------------------------- ------------------- ----------------
After fee waivers and/or expense
reimbursements
------------------------------------------- ------------------- ----------------

Annual operating expenses of the funds as a percentage of average daily net assets)

                                                 Management        12b-1       Other      Gross total annual
                                                     fees           fees      expenses         expenses
IDS Life Series Fund, Inc. --
     Equity Portfolio                                %              %             %             %
     Equity Income Portfolio
     Government Securities Portfolio
     Income Portfolio
     International Equity Portfolio
     Managed Portfolio
     Money Market Portfolio
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund
     Capital Resource Fund
     Cash Management Fund
     Diversified Equity Income Fund
     Emerging Markets Fund
     Extra Income Fund
     Federal Income Fund
     Global Bond Fund
     Growth Fund
     International Fund
     Managed Fund
     New Dimensions Fund(R)
     S&P 500 Index Fund
     Small Cap Advantage Fund
     Strategy Aggressive Fund
AIM V.I.
     Capital Appreciation Fund, Series I Shares
     Capital Development Fund, Series I Shares
     Core Equity Fund, Series I Shares

 American Century(R) Variable Portfolios, Inc.
      VP International, Class I
      VP Value, Class I
 Calvert Variable Series, Inc.
      Social Balanced Portfolio
 Credit Suisse Trust
      Emerging Growth Portfolio
      Small Cap Growth Portfolio
 Fidelity(R) VIP
      Growth & Income Portfolio Service Class
      Mid Cap Portfolio Service Class
      Overseas Portfolio Service Class
 FTVIPT
      Franklin Real Estate Fund - Class 2
      Franklin Small Cap Value Securities Fund - Class 2
      Templeton Foreign Securities Fund - Class 2
      Templeton International Smaller Companies Fund - Class 2
 Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund
      CORE(SM) U.S. Equity Fund
      Mid Cap Value Fund
 Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares
      Global Technology Portfolio: Service Shares
      International Growth Portfolio: Service Shares
 Lazard Retirement Series
      International Equity Portfolio
 MFS(R)
      Investors Growth Stock Series - Service Class
      New Discovery Series - Service Class
 Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares
      Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Opportunities Fund - Class IB Shares
      Putnam VT Vista Fund - Class IB Shares
 Royce Capital Fund
      Micro-Cap Portfolio
 Third Avenue
      Value Portfolio

 Wanger
      International Small Cap
      U.S. Smaller Companies



IDS Life has entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


Loads, Fees and Charges


Policy charges compensate us for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 5% of each premium payment. It partially compensates us for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;


3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.


We explain each of the three components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:


o you do not specify the accounts from which the monthly deduction is to be taken; or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium
Period;" also "Grace Period" and "Reinstatement.")

Components of the monthly deduction:


1. Cost of insurance: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a x (b - c)]


where:


(a) is the monthly cost of insurance rate based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) is the policy value on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

2. Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We do not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. Administrative charge: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses of issuing the policy and partially compensates us for expenses of distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")

Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $950,000, with a premium of $17,000.

                         Lapse or surrender                         Maximum
                        at beginning of year                   Surrender charge
                                 1                                 $17,760.11
                                 2                                  17,760.11
                                 3                                  17,760.11
                                 4                                  17,760.11
                                 5                                  17,760.11
                                 6                                  17,760.11
                                 7                                  15,984.09
                                 8                                  14,208.08
                                 9                                  12,432.11
                                10                                  10,656.06
                                11                                   8,880.06
                                12                                   7,104.04
                                13                                   5,328.03
                                14                                   3,552.02
                                15                                   1,776.01
                                16                                       0

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $950,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $950 multiplied by $21.0979 multiplied by $0.8861, which equals $17,760.11.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.


PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first ten policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates us for:


o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to our company for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.


TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

     o    cost of insurance charges;


     o    administrative charges;


     o    surrender charges;

     o    cost of optional insurance benefits;

     o    policy fees;

     o    mortality and expense risk charges; and

     o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.


IDS Life

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


The Variable Account


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


The Funds


You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
FEI             IDS Life Series      Objective: to provide a high          American Express Financial Corporation
                Fund - Equity        level of current income and, as       (AEFC)
                Income Portfolio     a secondary goal, steady growth
                                     of capital. Invests primarily in
                                     equity securities. Under normal
                                     market conditions, the Fund will
                                     invest at least 80% of its net
                                     assets in equity securities.
--------------------------------------------------------------------------------------------------------------------
U               IDS Life Series      Objective: capital appreciation.      AEFC
                Fund - Equity        Invests primarily in common
                Portfolio            stocks and securities
                                     convertible into common stock.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
Y               IDS Life Series      Objective: to provide a high          AEFC
                Fund -               level of current income and
                Government           safety of principal. Under
                Securities           normal market conditions, at
                Portfolio            least 80% of the Fund's net
                                     assets are invested in
                                     securities issued or guaranteed
                                     as to principal and interest by
                                     the U.S. government and its
                                     agencies.
--------------------------------------------------------------------------------------------------------------------
V               IDS Life Series      Objective: to maximize current        AEFC
                Fund - Income        income while attempting to
                Portfolio            conserve the value of the
                                     investment and to continue the
                                     high level of income for the
                                     longest period of time. Under
                                     normal market conditions, the
                                     Fund primarily will invest in
                                     debt securities. At least 50% of
                                     net assets are invested in
                                     investment grade corporate
                                     bonds, certain unrated debt
                                     obligations that are believed to
                                     be of the same investment
                                     quality and government
                                     securities.
--------------------------------------------------------------------------------------------------------------------
IL              IDS Life Series      Objective: capital appreciation.      AEFC
                Fund -               Under normal market conditions,
                International        at least 80% of the Fund's net
                Equity Portfolio     assets will be invested in
                                     equity securities. Invests
                                     primarily in securities of
                                     companies located outside of the
                                     U.S.
--------------------------------------------------------------------------------------------------------------------
X               IDS Life Series      Objective: to maximize total          AEFC
                Fund - Managed       investment return through a
                Portfolio            combination of capital
                                     appreciation and current income.
                                     Invests primarily in a
                                     combination of equity and debt
                                     securities. The Fund will invest
                                     in a combination of common and
                                     preferred stocks, convertible
                                     securities, debt securities, and
                                     money market instruments.
                                     Investments will be continuously
                                     adjusted subject to the
                                     following three net asset
                                     limits: (1) up to 75% in equity
                                     securities, (2) up to 75% in
                                     bonds or other debt securities,
                                     and (3) up to 100% in money
                                     market instruments, of the
                                     assets invested in bonds, at
                                     least 50% will be investment
                                     grade corporate bonds (or in
                                     other bonds that the investment
                                     manager believes have the same
                                     investment qualities) and in
                                     government bonds.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
W               IDS Life Series      Objective: The Fund's assets          AEFC
                Fund - Money         primarily are invested in money
                Market Portfolio     market instruments, such as
                                     marketable debt obligations
                                     issued by the U.S. government or
                                     its agencies, bank certificates
                                     of deposit, bankers'
                                     acceptances, letters of credit,
                                     and commercial paper, including
                                     asset-backed commercial paper.
--------------------------------------------------------------------------------------------------------------------
FBC             AXP(R) Variable      Objective: long-term total            AEFC
                Portfolio -          return exceeding that of the
                Blue Chip            U.S. stock market. Invests
                Advantage Fund       primarily in blue chip stocks.
                                     Blue chip stocks are issued by
                                     companies with a market
                                     capitalization of at least $1
                                     billion, an established
                                     management, a history of
                                     consistent earnings and a
                                     leading position within their
                                     respective industries.
--------------------------------------------------------------------------------------------------------------------
FBD             AXP(R) Variable      Objective: high level of current      AEFC
                Portfolio -          income while conserving the
                Bond Fund            value of the investment and
                                     continuing a high level of
                                     income for the longest time
                                     period. Invests primarily in
                                     bonds and other debt obligations.
-------------------------------------------------------------------------------------------------------------------
FCR             AXP(R) Variable      Objective: capital appreciation.      AEFC
                Portfolio -          Invests primarily in U.S. common
                Capital              stocks and other securities
                Resource Fund        convertible into common stocks.
--------------------------------------------------------------------------------------------------------------------
FCM             AXP(R) Variable      Objective: maximum current            AEFC
                Portfolio -          income consistent with liquidity
                Cash Management      and stability of principal.
                Fund                 Invests primarily in money
                                     market securities.
--------------------------------------------------------------------------------------------------------------------
FDE             AXP(R) Variable      Objective: high level of current      AEFC
                Portfolio -          income and, as a secondary goal,
                Diversified          steady growth of capital.
                Equity Income        Invests primarily in
                Fund                 dividend-paying common and
                                     preferred stocks.
--------------------------------------------------------------------------------------------------------------------
FEM             AXP(R) Variable      Objective: long-term capital          AEFC; American Express Asset Management
                Portfolio -          growth. Invests primarily in          International, Inc., a wholly-owned
                Emerging             equity securities of companies        subsidiary of AEFC, is the
                Markets Fund         in emerging market countries.         subadviser.
--------------------------------------------------------------------------------------------------------------------
FEX             AXP(R) Variable      Objective: high current income,       AEFC
                Portfolio -          with capital growth as a
                Extra Income         secondary objective. Invests
                Fund                 primarily in high-yielding,
                                     high-risk corporate bonds (junk
                                     bonds) issued by U.S. and
                                     foreign companies and
                                     governments.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
FFI             AXP(R) Variable      Objective: a high level of            AEFC
                Portfolio -          current income and safety of
                Federal Income       principal consistent with an
                Fund                 investment in U.S. government
                                     and government agency
                                     securities. Invests primarily in
                                     debt obligations issued or
                                     guaranteed as to principal and
                                     interest by the U.S. government,
                                     its agencies or
                                     instrumentalities.
--------------------------------------------------------------------------------------------------------------------
FGB             AXP(R) Variable      Objective: high total return          AEFC
                Portfolio -          through income and growth of
                Global Bond Fund     capital. Non-diversified mutual
                                     fund that invests primarily in
                                     debt obligations of U.S. and
                                     foreign issuers.
--------------------------------------------------------------------------------------------------------------------
FGR             AXP(R) Variable      Objective: long-term capital          AEFC
                Portfolio -          growth. Invests primarily in
                Growth Fund          common stocks and securities
                                     convertible into common stocks
                                     that appear to offer growth
                                     opportunities.
--------------------------------------------------------------------------------------------------------------------
FIE             AXP(R) Variable      Objective: capital appreciation.      AEFC; American Express Asset Management
                Portfolio -          Invests primarily in common           International, Inc., a wholly-owned
                International        stocks or convertible securities      subsidiary of AEFC, is the
                Fund                 of foreign issuers that offer         subadviser.
                                     strong growth potential.
--------------------------------------------------------------------------------------------------------------------
FMF             AXP(R) Variable      Objective: maximum total              AEFC
                Portfolio -          investment return through a
                Managed Fund         combination of capital growth
                                     and current income. Invests
                                     primarily in a combination of
                                     common and preferred stocks,
                                     convertible securities, bonds
                                     and other debt securities.
--------------------------------------------------------------------------------------------------------------------
FND             AXP(R) Variable      Objective: long-term growth of        AEFC
                Portfolio - New      capital. Invests primarily in
                Dimensions           common stocks showing potential
                Fund(R) (italics)    for significant growth.
--------------------------------------------------------------------------------------------------------------------
FIV             AXP(R) Variable      Objective: long-term capital          AEFC
                Portfolio - S&P      appreciation. Non-diversified
                500 Index Fund       fund that invests primarily in
                                     securities that are expected to
                                     provide investment results that
                                     correspond to the performance of
                                     the S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------
FSM             AXP(R) Variable      Objective: long-term capital          AEFC; Kenwood Capital Management LLC,
                Portfolio -          growth. Invests primarily in          subadviser.
                Small Cap            equity stocks of small companies
                Advantage Fund       that are often included in the
                                     Russell 2000 Index and/or have
                                     market capitalization under $2
                                     billion.
--------------------------------------------------------------------------------------------------------------------
FSA             AXP(R) Variable      Objective: capital appreciation.      AEFC
                Portfolio -          Invests primarily in equity
                Strategy             securities of growth companies.
                Aggressive Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
FCA             AIM V.I.             Objective: growth of capital.         A I M Advisors, Inc.
                Capital              Invests principally in common
                Appreciation         stocks of companies likely to
                Fund, Series I       benefit from new or innovative
                Shares               products, services or processes
                                     as well as those with
                                     above-average growth and
                                     excellent prospects for future
                                     growth.
--------------------------------------------------------------------------------------------------------------------
FCD             AIM V.I.             Objective: long-term growth of        A I M Advisors, Inc.
                Capital              capital. Invests primarily in
                Development          securities (including common
                Fund, Series I       stocks, convertible securities
                Shares               and bonds) of small- and
                                     medium-sized companies.
--------------------------------------------------------------------------------------------------------------------
FGI             AIM V.I. Core        Objective: growth of capital,         A I M Advisors, Inc.
                Equity Fund,         with current income as a
                Series I Shares      secondary objective. Invests
                                     normally at least 80% of its net
                                     assets, plus the amount of any
                                     borrowings for investment
                                     purposes, in equity securities,
                                     including convertible securities
                                     of established companies that
                                     have long-term above-average
                                     growth in earnings and dividends
                                     and growth companies that are
                                     believed to have the potential
                                     for above-average growth in
                                     earnings and dividends.
--------------------------------------------------------------------------------------------------------------------
FIR             American             Objective: long term capital          American Century Investment
                Century(R) VP        growth. Invests primarily in          Management, Inc.
                International,       stocks of growing foreign
                Class 1              companies in developed countries.
--------------------------------------------------------------------------------------------------------------------
FVL             American             Objective: long-term capital          American Century Investment
                Century(R) VP        growth, with income as a              Management, Inc.
                Value, Class 1       secondary objective. Invests
                                     primarily in stocks of companies
                                     that management believes to be
                                     undervalued at the time of
                                     purchase.
--------------------------------------------------------------------------------------------------------------------
FSB             Calvert              Objective: income and capital         Calvert Asset Management Company,
                Variable             growth. Invests primarily in          Inc. (CAMCO), investment adviser.
                Series, Inc.         stocks, bonds and money market        SsgA Funds Management, Inc. and
                Social Balanced      instruments which offer income        Brown Capital Management are the
                Portfolio            and capital growth opportunity        investment subadvisers.
                                     and which satisfy the investment
                                     and social criteria.
--------------------------------------------------------------------------------------------------------------------
FEG             Credit Suisse        Objective: maximum capital            Credit Suisse Asset Management, LLC
                Trust -              appreciation. Invests in U.S.
                Emerging Growth      equity securities of
                Portfolio            emerging-growth companies with
                                     growth characteristics such as
                                     positive earnings and potential
                                     for accelerated growth.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------


FSC             Credit Suisse        Objective: capital growth.            Credit Suisse Asset Management, LLC
                Trust - Small        Invests in equity securities of
                Cap Growth           small U.S. companies, which are
                Portfolio            either developing companies or
                                     older companies in a growth
                                     stage or are providing products
                                     or services with a high unit
                                     volume growth rate.
--------------------------------------------------------------------------------------------------------------------
FGC             Fidelity(R) VIP      Strategy: high total return           Fidelity Management & Research
                Growth & Income      through a combination of current      Company (FMR), investment manager;
                Portfolio            income and capital appreciation.      FMR U.K., FMR Far East,
                Service Class 2      Normally invests a majority of        sub-investment advisers.
                                     assets in common stocks with a
                                     focus on those that pay current
                                     dividends and show potential for
                                     capital appreciation.
--------------------------------------------------------------------------------------------------------------------
FMP             Fidelity(R) VIP      Strategy: long-term growth of         FMR; FMR U.K., FMR Far East,
                Mid Cap              capital. Normally invests at          sub-investment advisers.
                Portfolio            least 80% of assets in
                Service Class        securities of companies with
                                     medium market capitalization
                                     common stocks.
--------------------------------------------------------------------------------------------------------------------
FOS             Fidelity(R) VIP      Strategy: long-term growth of         FMR; FMR U.K., FMR Far East,
                Overseas             capital. Invests primarily in         Fidelity International
                Portfolio            common stocks of foreign              Investment Advisors
                Service Class        securities. Normally invests at       (FIIA) and FIIA U.K.,
                                     least 80% of assets in non-U.S.       sub-investment advisers.
                                     securities.
--------------------------------------------------------------------------------------------------------------------
FRE             FTVIPT Franklin      Objective: capital appreciation       Franklin Advisers, Inc.
                Real Estate          with a secondary goal to earn
                Fund - Class 2       current income. Invests at least
                                     80% of its net assets in
                                     investments of companies
                                     operating in the real estate
                                     industry. The Fund invests
                                     primarily in equity real estate
                                     investment trusts (REITs).
--------------------------------------------------------------------------------------------------------------------
FSV             FTVIPT Franklin      Objective: long-term total            Franklin Advisory Services, LLC
                Small Cap Value      return. Invests at least 80% of
                Securities Fund      its net assets in investments of
                - Class 2            small capitalization companies.
                                     For this Fund, small
                                     capitalization companies are
                                     those that have a market cap not
                                     exceeding $2.5 billion, at the
                                     time of purchase. Invests
                                     primarily in equity securities
                                     of companies the manager
                                     believes are selling
                                     substantially below the
                                     underlying value of their assets
                                     or their private market value.
--------------------------------------------------------------------------------------------------------------------
FIF             FTVIPT               Objective: long-term capital          Templeton Investment Counsel, LLC
                Templeton            growth. Invests at least 80% of
                Foreign              its net assets in foreign
                Securities Fund      securities, including those in
                - Class 2            emerging markets.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
FSE             Goldman Sachs        Objective: seeks long-term            Goldman Sachs Asset Management
                VIT CORE(SM)         growth of capital. Invests,
                Small Cap            under normal circumstances, at
                Equity Fund          least 80% of its net assets plus
                                     any borrowing for investment
                                     purposes (measured at the time
                                     of purchase) in a broadly
                                     diversified portfolio of equity
                                     investments of U.S. issuers
                                     which are included in the
                                     Russell 2000 Index at the time
                                     of investment.
--------------------------------------------------------------------------------------------------------------------
FUE             Goldman Sachs        Objective: seeks long-term            Goldman Sachs Asset Management
                VIT CORE(SM)         growth of capital and dividend
                U.S. Equity Fund     income. Invests, under normal
                                     circumstances, at least 90% of
                                     its total assets (not including
                                     securities lending collateral
                                     and any investment of that
                                     collateral) measured at time of
                                     purchase in a broadly
                                     diversified portfolio of
                                     large-cap and blue chip equity
                                     investments representing all
                                     major sectors of the U.S.
                                     economy.
--------------------------------------------------------------------------------------------------------------------
FMC             Goldman Sachs        Objective: seeks long-term            Goldman Sachs Asset Management
                VIT Mid Cap          capital appreciation. Invests,
                Value Fund           under normal circumstances, at
                                     least 80% of its net assets plus
                                     any borrowing for investment
                                     purposes (measured at time of
                                     purchase) in a diversified
                                     portfolio of equity investments
                                     in mid-capitalization issuers
                                     within the range of the market
                                     capitalization of companies
                                     constituting the Russell Midcap
                                     Value Index at the time of
                                     investment.
--------------------------------------------------------------------------------------------------------------------
FAG             Janus Aspen          Objective: long-term growth of        Janus Capital
                Series               capital. Non-diversified mutual
                Aggressive           fund that primarily invests in
                Growth               common stocks selected for their
                Portfolio:           growth potential and normally
                Service Shares       invests at least 50% of its
                                     equity assets in medium-sized
                                     companies.
--------------------------------------------------------------------------------------------------------------------
FGT             Janus Aspen          Objective: long-term growth of        Janus Capital
                Series Global        capital. Non-diversified mutual
                Technology           fund that invests, under normal
                Portfolio:           circumstances, at least 80% of
                Service Shares       its net assets in securities of
                                     companies that the portfolio
                                     manager believes will benefit
                                     significantly from advances or
                                     improvements in technology. It
                                     implements this policy by
                                     investing primarily in equity
                                     securities of U.S. and foreign
                                     companies selected for their
                                     growth potential.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
FIG             Janus Aspen          Objective: long-term growth of        Janus Capital
                Series               capital. Invests, under normal
                International        circumstances, at least 80% of
                Growth               its net assets in securities of
                Portfolio:           issuers from at least five
                Service Shares       different countries, excluding
                                     the United States. Although the
                                     Portfolio intends to invest
                                     substantially all of its assets
                                     in issuers located outside the
                                     United States, it may at times
                                     invest in U.S. issuers and it
                                     may at times invest all of its
                                     assets in fewer than five
                                     countries or even a single
                                     country.
--------------------------------------------------------------------------------------------------------------------
FIP             Lazard               Objective: long-term capital          Lazard Asset Management
                Retirement           appreciation. Invests primarily
                International        in equity securities,
                Equity Portfolio     principally common stocks, of
                                     relatively large non-U.S.
                                     companies with market
                                     capitalizations in the range of
                                     the Morgan Stanley Capital
                                     International (MSCI) Europe,
                                     Australia and Far East (EAFE((R))
                                     Index that the Investment
                                     Manager believes are undervalued
                                     based on their earnings, cash
                                     flow or asset values.
--------------------------------------------------------------------------------------------------------------------
FGW             MFS(R) Investors     Objective: long-term growth of        MFS Investment Management(R)
                Growth Stock         capital and future income.
                Series -             Invests at least 80% of its
                Service Class        total assets in common stocks
                                     and related securities of
                                     companies which MFS(R) believes
                                     offer better than average
                                     prospects for long-term growth.
--------------------------------------------------------------------------------------------------------------------
FDS             MFS(R) New           Objective: capital appreciation.      MFS Investment Management(R)
                Discovery            Invests primarily in equity
                Series -             securities of emerging growth
                Service Class        companies.
--------------------------------------------------------------------------------------------------------------------
FPH             Putnam VT High       Objective: seeks high current         Putnam Investment Management, LLC
                Yield Fund -         income. Capital growth is a
                Class IB Shares      secondary goal when consistent
                                     with achieving high current
                                     income. The fund seeks its goal
                                     by investing at least 80% of the
                                     fund's net assets in U.S.
                                     corporate bonds rated below
                                     investment-grade (junk bonds)
                                     and that have intermediate to
                                     long-term maturities (three
                                     years or longer).
--------------------------------------------------------------------------------------------------------------------
FIN             Putnam VT            Objective: long-term capital          Putnam Investment Management, LLC
                International        appreciation. The fund seeks its
                New                  goal by investing mainly in
                Opportunities        common stocks of companies
                Fund - Class IB      outside the United States with a
                Shares               focus on growth stocks.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount      Investing In         Investment Objectives and Policies    Investment Manager
--------------------------------------------------------------------------------------------------------------------
FNO             Putnam VT New        Objective: long-term capital          Putnam Investment Management, LLC
                Opportunities        appreciation. The fund seeks its
                Fund - Class IA      goal by investing mainly in
                Shares               common stocks of U.S. companies
                                     with a focus on growth stocks in
                                     sectors of the economy that
                                     Putnam Management believes to
                                     have high growth potential.
--------------------------------------------------------------------------------------------------------------------
FVS             Putnam VT Vista      Objective: capital appreciation.      Putnam Investment Management, LLC
                Fund - Class IB      The fund seeks its goal by
                Shares               investing mainly in common
                                     stocks of U.S. companies with a
                                     focus on growth stocks.
--------------------------------------------------------------------------------------------------------------------
FMI             Royce Micro-Cap      Objective: long-term growth of        Royce & Associates, LLC
                Portfolio            capital. Invests primarily in a
                                     broadly diversified portfolio of
                                     equity securities issued by
                                     micro-cap companies (companies
                                     with stock market
                                     capitalizations below $400
                                     million).
--------------------------------------------------------------------------------------------------------------------
FVA             Third Avenue         Objective: long-term capital          ESQF Advisers, Inc.
                Value Portfolio      appreciation. Invests primarily
                                     in common stocks of well
                                     financed, well managed companies
                                     at a substantial discount to
                                     what the Adviser believes is
                                     their true value.
--------------------------------------------------------------------------------------------------------------------
FIC             Wanger               Objective: long-term growth of        Liberty Wanger Asset Management,
                International        capital. Invests primarily in         L.P.
                Small Cap            stocks of small and medium-size
                                     non-U.S. companies with
                                     capitalizations of less than $2
                                     billion.
--------------------------------------------------------------------------------------------------------------------
FSP             Wanger U.S.          Objective: long-term growth of        Liberty Wanger Asset Management,
                Smaller              capital. Invests primarily in         L.P.
                Companies            stocks of small- and medium-size
                (previously          U.S. companies with
                Wanger U.S.          capitalizations of less than $5
                Small Cap)           billion.
--------------------------------------------------------------------------------------------------------------------


Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or phone number on the first page of this prospectus.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in our judgment the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:


o    select a specified amount of insurance;

o    select a death benefit option;

o    designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.


Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

Age limit: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

Other conditions: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.


PREMIUMS


Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

Policy Value Credits

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

o    the sum of premiums paid, minus

o    partial surrenders, minus

o    outstanding indebtedness, equals or exceeds

o    $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as well as lower the policy credit percent down to 0% at anytime.

The policy value credit amount shall be applied to the policy value on a pro rata basis.


Policy Value


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

     o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

     o    interest credited; minus

     o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

     o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.


The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

     o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

     o    dividing that sum by the previous  adjusted net asset value per share;
          and

     o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional net premiums allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders and partial surrender fees;

o    surrender charges; and/or

o    monthly deductions.

Accumulation unit values will fluctuate due to:

o    changes in underlying fund net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of underlying funds;

o    fund operating expenses; and/or

o    mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

     o      premium payments;

     o      loan requests and repayments;

     o      surrender requests; and

     o      transfers.

Payments or requests we receive after 3:00 p.m. Central time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


Keeping the Policy in Force


MINIMUM INITIAL PREMIUM PERIOD


To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES (DBG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:


o    the sum of premiums paid; minus


o    partial surrenders minus


o    outstanding indebtedness; equals or exceeds


o    the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.




DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:


o    the sum of premiums paid; minus


o    partial surrenders minus


o    outstanding indebtedness; equals or exceeds


o    the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

Note: In Massachusetts and Texas, the DBG-85 and DBG-100 are not available.


GRACE PERIOD


If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o    a written request;


o evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

o payment of the monthly deductions that were not collected during the grace period; and


o    payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.


EXCHANGE RIGHT


For two years (18 months in Maryland) after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange right policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

Proceeds Payable upon Death

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The death benefit is effective on the policy date.

Option 1 (level amount): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

o    the specified amount on the date of the last surviving insured's death; or

o the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

o    the policy value plus the specified amount; or

o the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Examples:                                  Option 1            Option 2
Specified amount                          $1,000,000          $1,000,000
Policy value                              $   50,000          $   50,000
Death benefit                             $1,000,000          $1,050,000
Policy value increases to                 $   80,000          $   80,000
Death benefit                             $1,000,000          $1,080,000
Policy value decreases to                 $   30,000          $   30,000
Death benefit                             $1,000,000          $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit of the last surviving insured will be the greater of:

     o the policy value on the date of death of the last surviving insured minus any indebtedness on the date of the death of the last surviving insured; or

     o the policy value of the youngest insured's age 100 minus any indebtedness on the date of the last surviving insured's death.


CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.


If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.


An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following costs:

o Monthly deduction because the cost of insurance charges apply to the specified amount.

o    Minimum monthly premium.


o    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to decrease the specified amount at any time.




Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.



A decrease in specified amount will affect your costs as follows:


o Your monthly deduction will decrease because the cost of insurance charges apply to the specified amount.


o    Charges for certain optional insurance benefits may decrease.


o    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.



Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX


If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:


o    the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o    the amount of any outstanding indebtedness on the date of death.

SUICIDE


If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.


BENEFICIARY


Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.


Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account.

RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.


In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o    For automated transfers -- $50.


From the fixed account to a subaccount:


o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o    For automated transfers -- $50.


MAXIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o    None.

From the fixed account to a subaccount:

o    Entire fixed account balance minus any outstanding indebtedness.


MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

o You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


How dollar-cost averaging works

                                                                       Number
                                           Amount      Accumulation   of units
                                Month     invested      unit value    purchased
By investing an equal number     Jan        $100           $20           5.00
of dollars each month...         Feb         100            16           6.25
                                 Mar         100             9          11.11
you automatically buy            Apr         100             5          20.00
more units when the per unit     May         100             7          14.29
market price is low...           June        100            10          10.00
                                 July        100            15           6.67
and fewer units                  Aug         100            20           5.00
when the per unit                Sept        100            17           5.88
market price is high.            Oct         100            12           8.33
You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

ASSET REBALANCING


Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Policy Loans


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception - see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$500 or the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS


o In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

o    In all other states, 90% of the policy value minus surrender charges.

o    For phone requests, the maximum loan amount is $100,000.


The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS


Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS


We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.


OVERDUE INTEREST


If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

Policy Surrenders


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.


PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effects of partial surrenders

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.




Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")


o If Option 2 is in effect, a partial surrender does not affect the specified amount.

Two Ways To Request A Transfer, Loan of Surrender


Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.


By mail:                        By phone:
Regular mail:                   Call between 7 a.m. and 6 p.m. Central Time:
IDS Life Insurance Company      (800) 862-7919 (toll free)
70100 AXP Financial Center
Minneapolis, MN 55474           TTY service for the hearing impaired:
                                (800) 258-8846 (toll free)
Express mail:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474


2 By phone:

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


Payment of Policy Proceeds


Proceeds will be paid when:

o    you surrender the policy;

o    the last surviving insured dies; or

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

Option A -- Interest payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


Option C -- Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS


We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

o    the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.


We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


Federal Taxes


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the client should make the decision as to who the owner and the beneficiary will be after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Diversification and Investment Control: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


Death benefit proceeds: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are.


Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

Pre-death proceeds: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                                           Taxable portion of pre-death proceeds
Full surrender:                                              Amount received plus any indebtedness, minus your
                                                             investment in the policy.*

Lapse:                                                       Any outstanding indebtedness minus your investment in the
                                                             policy.*

Partial surrenders (modified endowments):                    Lesser of: The amount received or policy value minus your
                                                             investment in the policy.*

Policy loans and assignments (modified endowments):          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):                Generally, if the amount received is greater than your
                                                             investment in the policy,* the amount in excess of your
                                                             investment is taxable. However, during the first 15
                                                             policy years, a different amount may be taxable if the
                                                             partial surrender results in or is necessitated by a
                                                             reduction in benefits.

Policy loans and assignments (not modified endowments):      None.**

Payment options:                                             Option A: Taxed as full surrender (and may be subject to
                                                             additional 10% penalty tax if modified endowment contract).
                                                             Interest taxed (and not subject to additional 10% penalty tax).

                                                             Options B and C: Portion of each payment taxed and portion considered a return on investment in the policy* and not
                                                             taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment
                                                             contract). Payments made after the investment in the policy*
                                                             fully recovered taxed and subject to an additional 10%
                                                             penalty tax.

 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.


** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o    you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


o    the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


Policy Split Option Rider: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

Interest paid on policy loans: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if a business or a corporation owns the policy.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

LEGAL PROCEEDINGS [to be updated by amendment]


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS


Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.


Expenses: The policy values illustrated reflect the deduction of the following expenses:


     o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;


     o    Cost of insurance charges;


     o    Administrative charges;


     o    Policy fees;

     o    Mortality and expense risk charges; and

     o    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

     o    Current charges in all years illustrated; and

     o    Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." This section describes the charges reflected in the illustrated policy values. This section also describes the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is ____ % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insureds: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.


Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


Premiums: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:


     o    Premiums were not paid in full at the beginning of each policy year;

     o    Premium amounts paid were different.

Loans and partial surrender: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


Illustration
Initial specified amount $950,000               Male -- insurance age 55 -- standard nonsmoker          Current costs assumed
Death benefit Option 1                        Female -- insurance age 55 -- preferred nonsmoker         Annual premium $17,000
        Premium(1)
        accumulated           Death benefit                         Policy value                     Cash surrender value
End of  with annual    assuming hypothetical gross           assuming hypothetical gross          assuming hypothetical gross
policy   interest      annual investment return of           annual investment return of          annual investment return of
year       at 5%        0%        6%          12%             0%         6%         12%             0%         6%         12%
   1     17,850     950,000    950,000      950,000      15,017     15,959       16,901             --         --           --
   2     36,593     950,000    950,000      950,000      29,685     32,507       35,442         11,925     14,747       17,682
   3     56,272     950,000    950,000      950,000      43,999     49,656       55,778         26,239     31,896       38,018
   4     76,936     950,000    950,000      950,000      57,950     67,417       78,075         40,190     49,657       60,315
   5     98,633     950,000    950,000      950,000      71,527     85,797      102,518         53,767     68,037       84,757
   6    121,414     950,000    950,000      950,000      84,720    104,807      129,309         68,736     88,823      113,325
   7    145,335     950,000    950,000      950,000      97,511    124,451      158,670         83,303    110,243      144,462
   8    170,452     950,000    950,000      950,000     109,888    144,739      190,851         97,456    132,307      178,419
   9    196,824     950,000    950,000      950,000     121,828    165,670      226,120        111,172    155,014      215,464
  10    224,515     950,000    950,000      950,000     133,306    187,249      264,782        124,426    178,369      255,902
  15    385,177     950,000    950,000      950,000     190,819    316,010      538,323        190,819    316,010      538,323
  20    590,227     950,000    950,000    1,062,180     233,986    469,752      992,692        233,986    469,752      992,692
  25    851,929     950,000    950,000    1,833,947     253,228    654,315    1,746,616        253,228    654,315    1,746,616
  30  1,185,933     950,000    950,000    3,131,843     215,236    885,909    2,982,707        215,236    885,909    2,982,707
  35  1,612,217     950,000  1,252,834    5,260,050      46,451  1,193,175    5,009,571         46,451  1,193,175    5,009,571
  40  2,156,276          --  1,592,611    8,431,271          --  1,576,843    8,347,793             --  1,576,843    8,347,793
  45  2,850,648          --  2,080,390   14,017,113          --  2,080,390   14,017,113             --  2,080,390   14,017,113

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration
Initial specified amount $950,000               Male -- insurance age 55 -- standard nonsmoker        Guaranteed costs assumed
Death benefit Option 1                         Female -- insurance age 55 -- preferred nonsmoker        Annual premium $17,000
        Premium(1)
        accumulated           Death benefit                         Policy value                     Cash surrender value
End of  with annual    assuming hypothetical gross           assuming hypothetical gross          assuming hypothetical gross
policy   interest      annual investment return of           annual investment return of          annual investment return of
year       at 5%        0%        6%          12%             0%         6%         12%             0%         6%         12%
   1     17,850     950,000    950,000      950,000      14,772     15,706       16,640             --         --           --
   2     36,593     950,000    950,000      950,000      29,158     31,947       34,850         11,398     14,187       17,090
   3     56,272     950,000    950,000      950,000      43,144     48,725       54,766         25,384     30,965       37,006
   4     76,936     950,000    950,000      950,000      56,714     66,039       76,542         38,954     48,279       58,782
   5     98,633     950,000    950,000      950,000      69,848     83,885      100,340         52,088     66,124       82,580
   6    121,414     950,000    950,000      950,000      82,519    102,251      126,336         66,535     86,267      110,352
   7    145,335     950,000    950,000      950,000      94,689    121,117      154,718         80,481    106,909      140,510
   8    170,452     950,000    950,000      950,000     106,307    140,448      185,682         93,874    128,016      173,250
   9    196,824     950,000    950,000      950,000     117,304    160,197      219,441        106,648    149,541      208,785
  10    224,515     950,000    950,000      950,000     127,608    180,309      256,233        118,728    171,429      247,353
  15    385,177     950,000    950,000      950,000     169,113    288,230      501,811        169,113    288,230      501,811
  20    590,227     950,000    950,000      959,227     172,510    392,872      896,474        172,510    392,872      896,474
  25    851,929     950,000    950,000    1,623,024      85,752    466,507    1,545,737         85,752    466,507    1,545,737
  30  1,185,933          --    950,000    2,690,229          --    449,857    2,562,123             --    449,857    2,562,123
  35  1,612,217          --    950,000    4,307,483          --     90,111    4,102,365             --     90,111    4,102,365
  40  2,156,276          --         --    6,593,988          --         --    6,528,701             --         --    6,528,701
  45  2,850,648          --         --   10,683,631          --         --   10,683,631             --         --   10,683,631

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Key Terms

These terms can help you understand details about your policy.


Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts.

Attained insurance age: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.


Death benefit guarantee to age 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

Death benefit guarantee to age 85 (DBG-85) premium: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.


Fixed account: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.


Fixed account value: The portion of the policy value that is allocated to the fixed account, including indebtedness.


Funds: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.


Insurance age: Each insured's age based upon his or her last birthday on the date of the application.

Insureds: The persons whose lives are insured by the policy.

Lapse: The policy ends without value and no death benefit will be paid.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.



Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:


o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

     -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

     -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.


o    On surrender of the policy, the proceeds will be the cash surrender value.


Risk classification: A group of insureds that IDS Life expects will have similar mortality experience.


Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.


Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.


Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

Variable account: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

(Back Cover)



Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.




Investment Company Act File #811-4298

Statement of Additional Information


May 1, 2003


American Express


Succession Select(SM)
Variable Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


Issued by:    IDS Life Insurance Company (IDS Life)
              70100 AXP Financial Center
              Minneapolis, MN 55474
              Phone: (800) 862-7919
              Web site address: americanexpress.com

              IDS Life Variable Life Separate Account

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

Table of Contents


Information about IDS Life.................................


      Ownership............................................
      State Regulation.....................................
      Reports..............................................
      Rating Agencies......................................

Principal Underwriter......................................

Distribution of the Policy.................................

The Variable Account.......................................

Additional Information about the Operation
of the Policies............................................

      Additional Information on Payment Options............

Performance Information....................................

      Average Annual Total Return..........................
      Rates of Return of the Funds.........................
      Rates of Return of the Subaccounts...................
      Annualized Yield for a Subaccount
      Investing in a Money Market Fund.....................
      Annualized Yield for a Subaccount
      Investing in an Income Fund..........................

Independent Auditors.......................................

Financial Information......................................

Information about IDS Life

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP


We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $_________ billion.

STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to pay the benefits promised under the policy.


For detailed information on the agency rating given to us, contact your sales representative, or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

In 2003, AEFA replaced IDS Life as the principal underwriter. AEFA currently pays underwriting commissions for its role as principal underwriter of all variable life insurance policies associated with this variable account. As of ______, 2003, the aggregate dollor amount of underwriting commisions to paid to AEFA in its role as principal underwriter for the variable account has been:
$____________. AEFA retains no underwriting commission from the sale of the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to IDS Life in its previous role as principal underwriter for the variable account was: 200_: $_________; 200_: $__________; and ______:
$________.


Distribution of the Policy


We are the sole distributor of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 3.1% of all premiums in excess of the target premium. Each year, we pay our representatives a service fee of 0.13% or less of the policy value, net of indebtedness.


The Variable Account

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


               Payment period        Monthly payment per $1,000.00
                   (years)               placed under Option B
                      10                           $9.61
                      15                            6.87
                      20                            5.51
                      25                            4.71
                      30                            4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

Option C Table

                                                     Life Income per $1,000 with payments guaranteed for

Age           Beginning                     5 years                       10 years                           15 years
payee         in year                 Male        Female              Male        Female                Male         Female
65         2005                      $ 5.28        $4.68              $5.16        $4.63                $4.96         $4.54
           2010                        5.19         4.61               5.08         4.57                 4.90          4.49
           2015                        5.11         4.55               5.01         4.51                 4.84          4.43
           2020                        5.03         4.49               4.94         4.45                 4.78          4.39
           2025                        4.95         4.43               4.87         4.40                 4.73          4.34
           2030                        4.88         4.38               4.81         4.35                 4.68          4.30
70         2005                        6.15         5.37               5.88         5.26                 5.49          5.07
           2010                        6.03         5.28               5.79         5.18                 5.42          5.00
           2015                        5.92         5.19               5.70         5.10                 5.36          4.94
           2020                        5.81         5.10               5.61         5.03                 5.30          4.88
           2025                        5.71         5.03               5.53         4.96                 5.24          4.83
           2030                        5.61         4.95               5.45         4.89                 5.18          4.77
75         2005                        7.30         6.36               6.74         6.09                 6.01          5.67
           2010                        7.14         6.23               6.63         5.99                 5.95          5.60
           2015                        6.99         6.10               6.52         5.89                 5.90          5.54
           2020                        6.84         5.99               6.42         5.79                 5.84          5.47
           2025                        6.71         5.88               6.32         5.71                 5.78          5.41
           2030                        6.58         5.78               6.23         5.62                 5.73          5.35
85         2005                       10.68         9.65               8.52         8.14                 6.73          6.64
           2010                       10.45         9.41               8.44         8.04                 6.72          6.62
           2015                       10.22         9.19               8.36         7.93                 6.70          6.59
           2020                       10.00         8.98               8.27         7.83                 6.68          6.57
           2025                        9.79         8.78               8.19         7.74                 6.67          6.54
           2030                        9.60         8.59               8.11         7.64                 6.65          6.52

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV


where:   P    =   a hypothetical initial payment of $1,000


         T    =   average annual total return

         n    =   number of years


         ERV  =   Ending Redeemable Value of a hypothetical $1,000 payment
                  made at the beginning of the period, at the end of the period
                  (or fractional portion thereof)


RATES OF RETURN OF THE FUNDS

In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


Average Annual Total Return for Period ending Dec. 31, 2002
                                                                                                                10 years or since
Fund                                                                      1 year        3 years       5 years     commencement
IDS Life Series Fund, Inc. --
     Equity Portfolio (1/86)                                               %              %             %            %
     Equity Income Portfolio (6/99)
     Government Securities Portfolio (1/86)
     Income Portfolio (1/86)
     International Equity Portfolio (10/94)
     Managed Portfolio (1/86)
     Money Market Portfolio (1/86)
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund (9/99)
     Bond Fund (10/81)
     Capital Resource Fund (10/81)
     Cash Management Fund (10/81)
     Diversified Equity Income Fund (9/99)
     Emerging Markets Fund (5/00)
     Extra Income Fund (5/96)
     Federal Income Fund (9/99)
     Global Bond Fund (5/96)
     Growth Fund (9/99)
     International Fund (1/92)

     Managed Fund (4/86)
     New Dimensions Fund(R) (5/96)
     S&P 500 Index Fund (5/00)(1)
     Small Cap Advantage Fund (9/99)(1)
     Strategy Aggressive Fund (1/92)(1)
AIM V.I.
     Capital Appreciation Fund, Series I Shares (5/93)
     Capital Development Fund, Series I Shares (5/98)
     Core Equity Fund, Series I Shares (5/94)
American Century(R) Variable Portfolios, Inc.
     VP International, Class I (5/94)
     VP Value, Class I (5/96)
Calvert Variable Series, Inc.
     Social Balanced Portfolio (9/86)
Credit Suisse Trust
     Emerging Growth Portfolio (9/99)
     Small Cap Growth Portfolio (6/95)
Fidelity(R) VIP
     Growth & Income Portfolio Service Class (12/96)
     Mid Cap Portfolio Service Class (12/98)
     Overseas Portfolio Service Class (1/87)
FTVIPT
     Franklin Real Estate Fund - Class 2 (1/89)
     Franklin Small Cap Value Securities Fund - Class 2 (5/98)
     Templeton Foreign Securities Fund - Class 2 (5/92)
     Templeton International Smaller Companies Fund - Class 2 (5/96)
Goldman Sachs VIT
     CORE(SM) Small Cap Equity Fund (2/98)
     CORE(SM) U.S. Equity Fund (2/98)
     Mid Cap Value Fund (5/98)
Janus Aspen Series
     Aggressive Growth Portfolio: Service Shares (9/93)
     Global Technology Portfolio: Service Shares (1/00)
     International Growth Portfolio: Service Shares (5/94)
Lazard Retirement Series
     International Equity Portfolio (9/98)
MFS(R)
     Investors Growth Stock Series - Service Class (5/99)
     New Discovery Series - Service Class (5/98)
Putnam Variable Trust
     Putnam VT High Yield Fund - Class IB Shares (2/88)
     Putnam VT International New Opportunities Fund - Class IB Shares (1/97) Putnam VT New Opportunities Fund - Class IA Shares (5/94)
     Putnam VT Vista Fund - Class IB Shares (1/97)
Royce Capital Fund
     Micro-Cap Portfolio (12/96)

Third Avenue
     Value Portfolio (9/99)
Wanger
     International Small Cap (5/95)(1)
     U.S. Smaller Companies (5/95)(1)



RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 11% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

Average Annual Total Return Reflecting the 5% Premium Expense Charge For
Period Ending Dec. 31, 2002
                                                            Performance since                         Performance since
                                                      commencement of the subaccount              commencement of the fund
                                                                                  Since                                    Since
Subaccount    Investing in                           1 year  5 years 10 years  commencement   1 year  5 years 10 years  commencement
       IDS Life Series Fund, Inc. --
U        Equity Portfolio (6/87; 1/86)                  %       %        %           %           %       %        %           %
FEI      Equity Income Portfolio (6/99; 6/99)
Y        Government Securities Portfolio (6/87; 1/86)
V        Income Portfolio (6/87; 1/86)
IL       International Equity Portfolio (10/94; 10/94)
X        Managed Portfolio (6/87; 1/86)
W        Money Market Portfolio (6/87; 1/86)
       AXP(R) Variable Portfolio -
FBC      Blue Chip Advantage Fund (5/00; 9/99)
FBD      Bond Fund (5/00; 10/81)
FCR      Capital Resource Fund (5/00; 10/81)
FCM      Cash Management Fund (5/00; 10/81)
FDE      Diversified Equity Income Fund (5/00; 9/99)
FEM      Emerging Markets Fund (5/00; 5/00)
FEX      Extra Income Fund (5/00; 5/96)
FFI      Federal Income Fund (5/00; 9/99)
FGB      Global Bond Fund (5/00; 5/96)
FGR      Growth Fund (5/00; 9/99)
FIE      International Fund (5/00; 1/92)
FMF      Managed Fund (5/00; 4/86)
FND      New Dimensions Fund(R) (11/99; 5/96)
FIV      S&P 500 Index Fund (5/00; 5/00)
FSM      Small Cap Advantage Fund (5/00; 9/99)
FSA      Strategy Aggressive Fund (5/00; 1/92)
       AIM V.I.

FAC      Capital Appreciation Fund,
         Series I Shares (5/02; 5/93)
FAD      Capital Development Fund,
         Series I Shares (5/02; 5/98)
FGI      Core Equity Fund, Series I (11/96; 5/94)
       American Century(R) Variable Portfolios, Inc.
FAI      VP International, Class I (5/02; 5/94)
FAV      VP Value, Class I (5/02; 5/96)
       Calvert Variable Series, Inc.
FSB      Social Balanced Portfolio (5/00; 9/86)
       Credit Suisse Trust
FEG      Emerging Growth Portfolio (5/00; 9/99)
FSC      Small Cap Growth Portfolio (5/99; 6/95)
       Fidelity(R) VIP
FFG      Growth & Income Portfolio
         Service Class (5/02; 12/96)
FFM      Mid Cap Portfolio Service Class 2
         (5/02; 12/98)
FFO      Overseas Portfolio Service Class 2
         (5/02; 1/87)
       FTVIPT
FRE      Franklin Real Estate Fund - Class 2
         (5/00; 1/89)(1),(10)
FSV      Franklin Small Cap Value Securities Fund -
         Class 2 (5/00; 5/98)(1),(10)
FIF      Templeton Foreign Securities Fund -
         Class 2 (5/99; 5/92)
FIS      Templeton International Smaller Companies Fund -
         Class 2 (5/99; 5/92)
       Goldman Sachs VIT
FSE      CORE(SM) Small Cap Equity Fund (5/00; 2/98)
FUE      CORE(SM) U.S. Equity Fund (5/00; 2/98)
FMC      Mid Cap Value Fund (5/00; 5/98)(1)
       Janus Aspen Series
FAG      Aggressive Growth Portfolio:
         Service Shares (5/00; 9/93)
FGT      Global Technology Portfolio:
         Service Shares (5/00; 1/00)
FIG      International Growth Portfolio:
         Service Shares (5/00; 5/94)
       Lazard Retirement Series
FIP      International Equity Portfolio (5/00; 9/98)
       MFS(R)
FGW      Investors Growth Stock Series -
         Service Class (5/00; 5/99)

FDS      New Discovery Series -
         Service Class (5/00; 5/98)
         Putnam Variable Trust
FPH      Putnam VT High Yield Fund -
         Class IB Shares (5/99; 2/88)
FPI      Putnam VT International New Opportunities
         Fund - Class IB Shares (5/00; 1/97)
FPI      Putnam VT New Opportunities
         Fund - Class IA Shares (11/96; 5/94)
FVS      Putnam VT Vista Fund -
         Class IB Shares (5/00; 1/97)
       Royce Capital Fund
FMI      Micro-Cap Portfolio (5/00; 12/96)
       Third Avenue
FVA      Value Portfolio (5/00; 9/99)
       Wanger
FIC      International Small Cap (5/00; 5/95)
FSP      U.S. Smaller Companies (5/00; 5/95)


Average Annual Total Return Without Reflecting the 5% Premium Expense Charge
For Period Ending Dec. 31, 2002
                                                            Performance since                         Performance since
                                                      commencement of the subaccount              commencement of the fund
                                                                               Since                                     Since
Subaccount    Investing in                           1 year  5 years 10 years  commencement   1 year  5 years 10 years  commencement
       IDS Life Series Fund, Inc. --
U        Equity Portfolio (6/87; 1/86)                  %       %        %           %           %       %        %           %
FEI      Equity Income Portfolio (6/99; 6/99)
Y        Government Securities Portfolio (6/87; 1/86)
V        Income Portfolio (6/87; 1/86)
IL       International Equity Portfolio (10/94; 10/94)
X        Managed Portfolio (6/87; 1/86)
W        Money Market Portfolio (6/87; 1/86)
       AXP(R) Variable Portfolio -
FBC      Blue Chip Advantage Fund (5/00; 9/99)
FBD      Bond Fund (5/00; 10/81)
FCR      Capital Resource Fund (5/00; 10/81)
FCM      Cash Management Fund (5/00; 10/81)
FDE      Diversified Equity Income Fund (5/00; 9/99)
FEM      Emerging Markets Fund (5/00; 5/00)
FEX      Extra Income Fund (5/00; 5/96)
FFI      Federal Income Fund (5/00; 9/99)
FGB      Global Bond Fund (5/00; 5/96)
FGR      Growth Fund (5/00; 9/99)
FIE      International Fund (5/00; 1/92)
FMF      Managed Fund (5/00; 4/86)
FND      New Dimensions Fund(R) (11/99; 5/96)

FIV      S&P 500 Index Fund (5/00; 5/00)
FSM      Small Cap Advantage Fund (5/00; 9/99)
FSA      Strategy Aggressive Fund (5/00; 1/92)
       AIM V.I.
FAC      Capital Appreciation Fund,
         Series I Shares (5/02; 5/93)
FAD      Capital Development Fund,
         Series I Shares (5/02; 5/98)
FGI      Core Equity Fund, Series I (11/96; 5/94)
       American Century(R) Variable Portfolios, Inc.
FAI      VP International, Class I (5/02; 5/94)
FAV      VP Value, Class I (5/02; 5/96)
       Calvert Variable Series, Inc.
FSB      Social Balanced Portfolio (5/00; 9/86)
       Credit Suisse Trust
FEG      Emerging Growth Portfolio (5/00; 9/99)
FSC      Small Cap Growth Portfolio (5/99; 6/95)
       Fidelity(R) VIP
FFG      Growth & Income Portfolio
         Service Class (5/02; 12/96)
FFM      Mid Cap Portfolio Service Class 2
         (5/02; 12/98)
FFO      Overseas Portfolio Service Class 2
         (5/02; 1/87)
       FTVIPT
FRE      Franklin Real Estate Fund - Class 2
         (5/00; 1/89)(1),(10)
FSV      Franklin Small Cap Value Securities Fund -
         Class 2 (5/00; 5/98)(1),(10)
FIF      Templeton Foreign Securities Fund -
         Class 2 (5/99; 5/92)
FIS      Templeton International Smaller Companies Fund -
         Class 2 (5/99; 5/92)
       Goldman Sachs VIT
FSE      CORE(SM) Small Cap Equity Fund (5/00; 2/98)
FUE      CORE(SM) U.S. Equity Fund (5/00; 2/98)
FMC      Mid Cap Value Fund (5/00; 5/98)(1)
       Janus Aspen Series
FAG      Aggressive Growth Portfolio:
         Service Shares (5/00; 9/93)
FGT      Global Technology Portfolio:
         Service Shares (5/00; 1/00)
FIG      International Growth Portfolio:
         Service Shares (5/00; 5/94)
       Lazard Retirement Series
FIP      International Equity Portfolio (5/00; 9/98)

       MFS(R)
FGW      Investors Growth Stock Series -
         Service Class (5/00; 5/99)
FDS      New Discovery Series -
         Service Class (5/00; 5/98)
         Putnam Variable Trust
FPH      Putnam VT High Yield Fund -
         Class IB Shares (5/99; 2/88)
FPI      Putnam VT International New Opportunities
         Fund - Class IB Shares (5/00; 1/97)
FPI      Putnam VT New Opportunities
         Fund - Class IA Shares (11/96; 5/94)
FVS      Putnam VT Vista Fund -
         Class IB Shares (5/00; 1/97)
       Royce Capital Fund
FMI      Micro-Cap Portfolio (5/00; 12/96)
       Third Avenue
FVA      Value Portfolio (5/00; 9/99)
       Wanger
FIC      International Small Cap (5/00; 5/95)
FSP      U.S. Smaller Companies (5/00; 5/95)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2002

Subaccount  Investing in:                                          Simple yield Compound yield
FCM         AXP(R) Variable Portfolio - Cash Management Fund             %              %

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

YIELD = 2[(a - b + 1)(to the power of 6) - 1]
          ----------
              cd
where:

a =  dividends and investment income earned during the period

b =  expenses accrued for the period (net of reimbursements)

c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002

Annualized Yield for RAVA Advantage Based on the 30-Day Period Ended Dec. 31,
2001

Subaccount     Investing in:                                           Yield
FBD           AXP(R) Variable Portfolio - Bond Fund                     __%
FEX           AXP(R) Variable Portfolio - Extra Income Fund             __
FFI           AXP(R) Variable Portfolio - Federal Income Fund           __
FGB           AXP(R) Variable Portfolio - Global Bond Fund              __

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Financial Information


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 200_ and 200_, and for each of the three years in the period ended Dec. 31, 200_, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Succession SelectSM Variable Life Insurance at Dec. 31, 200_, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


[Updated Financial Information to be Provided on Amendment]

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
         No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 6 on Form S-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2002, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)(1)   Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)      Calculations of Illustrations to be filed by amendment.

(o)(1)   Not applicable.

(p)(1)   Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  9,  2002  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated September 11, 2002 filed electronically as Exhibit 7(b) to Post-Effective Amendment No. 5 to Registration Statement No. 333-69777 is incorporated herein by reference.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Stephen M. Lobo                                        Vice President, Treasurer and
                                                       Assistant Secretary

Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Philip C. Wentzel                                      Vice President and Controller

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The By-laws of IDS Life Insurance Company provides that:

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Fund A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Stephen M. Lobo                       Vice President, Treasurer and
                                           Assistant Secretary

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Philip C. Wentzel                     Vice President and Controller


* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of February, 2003.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By: /s/ Timothy V. Bechtold*
                             -------------------------
                                 Timothy V. Bechtold, Director and President
                                      (Name of Officer of the Depositor)


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2003

Signature                               Title

/s/ Gumer C. Alvero*                    Director and Executive
    ---------------                     Vice President - Annuities
    Gumer C. Alvero

/s/ Timothy V. Bechtold*                Director and President
    -------------------
    Timothy V. Bechtold

/s/ Beth H. Fraser**                    Chief Executive Officer and
    ---------------                     Chairman of the Board
    Beth H. Fraser

/s/ Barry J. Murphy*                    Director
    ---------------
    Barry J. Murphy

/s/ Teresa J. Rasmussen*                Vice President and General Counsel
    -------------------
    Teresa J. Rasmussen

/s/ Stephen W. Roszell*                 Director
    ------------------
    Stephen W. Roszell

/s/ John T. Sweeny*                     Director and Executive
    --------------                      Vice President - Finance
    John T. Sweeny

/s/ Philip C. Wentzel*                  Vice President and Controller
    -----------------
    Philip C. Wentzel

/s/ David L. Yowan*                     Vice President, Treasurer and
    --------------
    David L. Yowan                      Assistant Secretary

 * Signed  pursuant to Power of Attorney dated April 9, 2002 as Exhibit 1.A.
   (12) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

** Signed pursuant to Power of Attorney dated September 11, 2002 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference:


By:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel